Intangible and other assets (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Intangible and other assets
Deferred and long-term receivables	CAD 144	CAD 141
Intangible assets	71	62
Investments	69	58
Other	36	37
Total intangible and other assets	320	298
Investments [Abstract]
Investments, equity method	56	47
Investments, cost method	CAD 13	CAD 11